WARRANTS (Details Textual) - USD ($)	3 Months Ended	6 Months Ended			12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price	$ 44.21	$ 44.21	$ 53.19		$ 53.19	$ 202.50	$ 202.50	$ 202.50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms		1 year 6 months 11 days			2 years 3 months 7 days
Number Of Warrants Exercised					33,335	1,747	992
Proceeds from Warrant Exercises		$ 0		$ 1,125,038	$ 1,125,038	$ 40,195
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					136,388		48,171
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ 37.50	$ 120.00	$ 120.00
Adjustment To Additional Paid In Capital Warrant Down Feature		$ 0	$ 0	0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Exercise Price Issued					$ 73.02		$ 202.50
Reclassification Of Employee Stock Options And Warrants [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Options, Vested in Period, Reclassified Fair Value					$ 1,394,164
Broker [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					2,667
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Exercise Price Issued					$ 37.50
Warrant One [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price	90.00	$ 90.00	$ 37.50		$ 37.50
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					559
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price		$ 90.00			$ 112.35
Warrants Issued		15,658			2,667
Class of Warrant or Right Expiration Date		Mar. 31, 2023
Class of Warrant or Right Expiration years		5 years
Warrant One [Member] | Previously Reported [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					120.00
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ 120.00
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					6,275
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ 194.00
Warrant Two [Member] | Previously Reported [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					210.00
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ 210.00
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price	55.71	$ 55.71	73.02		$ 73.02
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					13,464
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Exercise Price Issued					$ 44.28
Warrant Three [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			73.02		73.02
Warrant Three [Member] | Previously Reported [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					112.50
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price	55.71	55.71	73.02		$ 73.02
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					136,388
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Exercise Price Issued					$ 73.02
Warrant Four [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			$ 73.02		73.02
Warrant Four [Member] | Previously Reported [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ 194.00
Third Party Previous Lenders warrants [Member]
Class of Warrant or Right [Line Items]
Warrants Issued					2,331
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Weighted Average Exercise Price Outstanding And Exercisable			34.50		34.50
Warrant Eight [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price	34.50	34.50	$ 44.28		$ 44.28
Warrant Eight [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			44.28		44.28
Warrant Nine [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price	37.50	37.50	37.50		37.50
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price		$ 37.50
Warrants Issued		2,667
Class of Warrant or Right Expiration Date		Jun. 27, 2020
Warrant Nine [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			9.375		9.375
Warrant Ten and Eleven [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price	9.375	$ 9.375
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price		$ 9.375
Warrants Issued		106,709
Class of Warrant or Right Expiration Date		Mar. 31, 2022
Warrant Twelve [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price		$ 55.71
Class of Warrant or Right Expiration Date		Aug. 14, 2022
Warrant Twelve [Member] | Previously Reported [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price		$ 73.02
Warrant Thirteen [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price		$ 34.50
Warrants Issued		6,305
Warrant Five [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price	$ 55.71	$ 55.71	73.02		73.02
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	67,952
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price	$ (55.71)
Warrant Five [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			73.02		$ 73.02
Common Shares [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants						342
Stock Issued During Period, Shares, Warrants Exercised					1,165
Common Shares One [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			90.00		$ 90.00
Warrants Issued					15,658
Class of Warrant or Right Expiration Date					Mar. 31, 2023
Class of Warrant or Right Expiration years					5 years
Common Shares Two [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			$ 9.375		$ 9.375
Warrants Issued					106,709
Class of Warrant or Right Expiration Date					Mar. 31, 2023
Retained Earnings [Member]
Class of Warrant or Right [Line Items]
Adjustment To Additional Paid In Capital Warrant Down Feature		$ (6,284)	$ (33,061)	$ (41,025)	$ (74,086)
Accrued Liabilities [Member]
Class of Warrant or Right [Line Items]
Repayments of Debt					$ 12,138
Warrant [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Expirations						1,165
Warrant Solicitation [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			$ 37.50		$ 37.50
Investor [Member]
Class of Warrant or Right [Line Items]
Repayments of Debt					$ 180,940